Use of estimates and critical accounting judgements - Acq, Pension (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	€ 103	€ 461
Deductible temporary differences, tax losses carry forward and tax credits for which no deferred tax asset are recognised	20,465	20,365
Present value of defined benefit obligation
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	23,955	25,497	€ 28,663
Defined benefit pension assets
Disclosure of Use of Estimates and Critical Accounting Judgements [Line Items]
Net defined benefit liability (asset)	€ (24,479)	€ (25,535)	€ (27,770)